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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  September 30, 2010
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   10/27/2010
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 86
                                            --------------------------------

Form 13F Information Table Value Total:     $        67,141
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100     1456   677235 SH       Sole                   142165            535070
ACTIVIDENTITY CORP COM         common           00506P103      409   187754 SH       Sole                    37574            150180
ADVANCED ENERGY INDS INC       common           007973100      866    66310 SH       Sole                    16845             49465
AMERICA SVC GROUP INC COM      common           02364L109      841    56511 SH       Sole                    11495             45016
Active Power, Inc.             common           00504W100      223   167955 SH       Sole                    76500             91455
Adept Technology, Inc.         common           006854202      211    36237 SH       Sole                    16377             19860
Akorn Inc.                     common           009728106     2438   603495 SH       Sole                   143960            459535
Alexco Resource Corporation    common           01535p106     1063   229155 SH       Sole                    46955            182200
Alexza Pharmaceuticals, Inc.   common           015384100      182    57500 SH       Sole                    26390             31110
Allot Communications, Inc.     common           m0854q105      231    38640 SH       Sole                    17560             21080
Amarin Corporation PLC         common           023111206      212    82195 SH       Sole                    37180             45015
Amtech Systems, Inc.           common           032332504     1599    89022 SH       Sole                    18173             70849
Assisted Living Concepts, Inc. common           04544x300     1095    35970 SH       Sole                     7300             28670
Asta Funding Inc.              common           046220109      944   123700 SH       Sole                    25785             97915
AtriCure Inc.                  common           04963c209     1432   181978 SH       Sole                    47449            134529
AuthenTec Inc.                 common           052660107      816   494361 SH       Sole                   115468            378893
Ballantyne Strong, Inc.        common           058516105      191    22115 SH       Sole                    10145             11970
CalAmp Corporation             common           128126109      147    57290 SH       Sole                    25110             32180
Cardiome Pharma Corporation    common           14159U202     1232   201940 SH       Sole                    41025            160915
Cedar Fair LP                  common           150185106      894    67460 SH       Sole                    13800             53660
Ceradyne Inc.                  common           156710105      831    35605 SH       Sole                     7465             28140
Cerus Corporation              common           157085101      589   153325 SH       Sole                    32425            120900
Clean Energy Fuels Corporation common           184499101      150    10545 SH       Sole                     4865              5680
Complete Production Services I common           20453e109     1216    59460 SH       Sole                    12485             46975
Cosi, Inc.                     common           22122p101      141   165495 SH       Sole                    75230             90265
Crocs, Inc.                    common           227046109     2000   153850 SH       Sole                    35810            118040
Cypress Semiconductor Corporat common           232806109      216    17170 SH       Sole                     8050              9120
DDI Corporation                common           233162502     1363   147485 SH       Sole                    36015            111470
DexCom Inc.                    common           252131107      999    75560 SH       Sole                    15470             60090
Energy Partners Ltd            common           29270u303     1097    91370 SH       Sole                    14455             76915
Energy XXI, Ltd.               common           g10082140     2703   116973 SH       Sole                    27373             89600
Exeter Resources Corporation   common           301835104      183    28190 SH       Sole                    12955             15235
ExpressJet Holdings, Inc.      common           30218u306      252    37855 SH       Sole                    15205             22650
First Industrial Realty Trust  common           32054k103      887   174860 SH       Sole                    36660            138200
Fronteer Gold Inc.             common           359032109     1007   140275 SH       Sole                    29360            110915
GT Solar Inc.                  common           3623E0209     1060   126645 SH       Sole                    26620            100025
Gentium SpA                    common           37250b104      284    39525 SH       Sole                    17625             21900
Geokinetics Inc.               common           372910307      550    88778 SH       Sole                    18836             69942
Glimcher Realty Trust          common           379302102      221    35935 SH       Sole                    16260             19675
Great Basin Gold Ltd.          common           390124105      255   103965 SH       Sole                    47115             56850
Grubb and Ellis Company        common           400095204       95    79050 SH       Sole                    32035             47015
HACKETT GROUP INC COM          common           404609109      176    42645 SH       Sole                    20950             21695
Hancock Fabrics Inc.           common           409900107      104    65855 SH       Sole                    17530             48325
Hypercom Corporation           common           44913m105      494    76060 SH       Sole                    34470             41590
INTERNAP NETWORKS SVCS CORPCOM common           45885A300     1010   205725 SH       Sole                    32470            173255
ITC DELTACOM INCCOM PAR $0.01  common           45031T872       34    24805 SH       Sole                                      24805
Infinera Corporation           common           45667g103      940    80515 SH       Sole                    16925             63590
Internet Capital Group Inc.    common           46059c205     1315   119255 SH       Sole                    24225             95030
Kemet Corporation              common           488360108      228    68165 SH       Sole                    30570             37595
Krispy Kreme Doughnuts, Inc.   common           501014104      191    41810 SH       Sole                    19235             22575
Lionbridge Technologies Inc.   common           536252109     1415   329100 SH       Sole                    68860            260240
Luby's, Inc.                   common           549282101      841   174453 SH       Sole                    36651            137802
MGP Ingredients, Inc.          common           55302G103      203    25885 SH       Sole                    11555             14330
MRV Communications, Inc.       common           553477100      995   731760 SH       Sole                   181395            550365
Motorcar Parts of America Inc. common           620071100      825    95050 SH       Sole                    20010             75040
NAVISITE INCCOM NEW            common           63935M208      216    64550 SH       Sole                    26705             37845
NEKTAR THERAPEUTICS COM        common           640268108      326    22095 SH       Sole                    10020             12075
NORTHGATE MINERALS CORP COM    common           666416102     1505   496705 SH       Sole                   102630            394075
Nabi Biopharmaceuticals        common           629519109      790   164480 SH       Sole                    33515            130965
Netlist Inc.                   common           64118p109      948   318115 SH       Sole                    81665            236450
Neurocrine Biosciences Inc.    common           64125c109     1437   237130 SH       Sole                    58540            178590
OMNI Energy Services Corporati common           68210t208      791   289880 SH       Sole                    46220            243660
OPENWAVE SYS INC COM NEW       common           683718308      596   350630 SH       Sole                    71348            279282
Oplink Communications Inc.     common           68375q403      602    30405 SH       Sole                     6430             23975
PAREXEL INTL CORP              common           699462107     1243    53745 SH       Sole                    11085             42660
Pan American Silver Corporatio common           697900108     1245    42070 SH       Sole                     8560             33510
Ramtron International Corporat common           751907304      304    82185 SH       Sole                    39450             42735
SXC Health Solutions Corporati common           78505p100      290     7940 SH       Sole                     3500              4440
Shuffle Master, Inc.           common           825549108      163    19430 SH       Sole                     8730             10700
Shutterfly Inc.                common           82568p304     1589    61105 SH       Sole                    12475             48630
Silicon Image, Inc.            common           82705t102     1394   291680 SH       Sole                    71515            220165
Sinclair Broadcasting Group, I common           829226109      935   133170 SH       Sole                    21295            111875
Sunopta, Inc.                  common           8676ep108     1716   281730 SH       Sole                    68105            213625
THESTREET COM INC COM          common           88368Q103      863   307205 SH       Sole                    48790            258415
TITAN INTL INC ILL COM         common           88830M102      204    15070 SH       Sole                     6955              8115
TPC Group, Inc.                common           89236y104      228     9585 SH       Sole                     4380              5205
The Corporate Executive Board  common           21988r102     1340    42465 SH       Sole                     8610             33855
Titan Machinery, Inc.          common           88830r101      811    49740 SH       Sole                    10470             39270
UNITED THERAPEUTICS CORP DEL C common           91307C102     1367    24405 SH       Sole                     5015             19390
UTStarcom Inc.                 common           918076100      557   256460 SH       Sole                    54285            202175
Ultratech Inc.                 common           904034105     1263    73840 SH       Sole                    18015             55825
VirtualScopics, Inc.           common           928269109      101   104770 SH       Sole                    50100             54670
Voyager Oil & Gas Inc.         common           92911k100      516   149685 SH       Sole                    31695            117990
iGo Inc.                       common           449593102     1216   627020 SH       Sole                   158675            468345
inContact, Inc.                common           45336e109      182    78350 SH       Sole                    33995             44355
interCLICK Inc. NEW            common           458483203     1048   258820 SH       Sole                    66467            192353